Other Equity Instruments - Narrative (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Repurchase of other equity instruments		£ 750,000,000	£ 500,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities purchased and redeemed	£ 750,000,000
Interest rate	0.07375	0.07375		0.07375
Capital securities		£ 750,000,000		£ 750,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Interest rate	0.0650	0.0650		0.0650
Capital securities	£ 750,000,000	£ 750,000,000		£ 750,000,000
Retained earnings
Disclosure Of Other Equity Instruments [Line Items]
Repurchase of other equity instruments	£ 5,000,000	£ 5,000,000